Schedule of Accounts Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 510	$ 447	$ 447	$ 105
Sales tax refunds	5	12	12	16
Total	$ 515	$ 459	$ 459	$ 121